united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	08/31

Date of reporting period:	02/28/2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Essex Environmental Opportunities Fund Institutional Class (GEOSX) Investor Class (EEOFX)
Semi-Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-800-700-9929 or, if you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-800-700-9929. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

Fund Adviser: Essex Investment Management Company, LLC 125 High Street, 18th Floor Boston, MA 02110 Toll Free (800) 700-9929

Investment Results (Unaudited)

Total Returns(a) (for the period ended February 28, 2019)

	Six Months	One Year	Since Inception September 1, 2017
Essex Environmental Opportunities Fund
Institutional Class	(5.98)%	(0.30)%	7.10%
Investor Class	(6.17)%	(0.69)%	6.90%
MSCI World Index(b)	(3.34)%	0.43%	12.75%

	Expense Ratios(c)
	Institutional Class	Investor Class
Gross	4.70%	4.95%
With Applicable Waivers	1.00%	1.25%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Essex Environmental Opportunities Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-700-9929.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower. Total returns for periods less than one year are not annualized.
(b)	The MSCI World Index (the “Index”) is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index. However, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
(c)	The expense ratios are from the Fund’s prospectus dated December 29, 2018. Essex Investment Management Company, LLC (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.99% of the Fund’s average daily net assets. The contractual agreement is in effect through December 31, 2021. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of February 28, 2019 can be found on the financial highlights.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling 1-800-700-9929.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

1

Fund Holdings (Unaudited)

[1]	As a percent of net assets.

The investment objective of the Essex Environmental Opportunities Fund (the “Fund”) is long-term capital appreciation.

Portfolio holdings are subject to change.

Availability of Portfolio Schedule (Unaudited)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year within sixty days after the end of the period. The Fund’s portfolio holdings are available on the SEC’s website at www.sec.gov.

2

Essex Environmental Opportunities Fund
Schedule of Investments

February 28, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 92.57%
Australia — 2.04%
Materials — 2.04%
Orocobre Ltd. (a) (b)	45,036	$121,943
Belgium — 1.24%
Materials — 1.24%
Umicore SA (a)	1,716	74,073
Canada — 2.52%
Materials — 2.52%
Nutrien Ltd.	2,772	150,908
Denmark — 2.79%
Utilities — 2.79%
Orsted A/S (a)	2,301	167,002
Germany — 3.35%
Industrials — 1.05%
Aumann AG (a)	2,194	63,005
Information Technology — 2.30%
PSI Software AG (a)	7,706	137,533
Total Germany		200,538
Ireland — 3.04%
Industrials — 3.04%
Kingspan Group plc (a)	3,855	181,968
Israel — 5.16%
Industrials — 5.16%
Kornit Digital Ltd. (b)	13,800	309,120
Japan — 7.72%
Industrials — 4.47%
FANUC Corporation (a)	931	154,231
Kurita Water Industries Ltd. (a)	4,492	113,391
		267,622
Information Technology — 3.25%
KEYENCE Corporation (a)	333	194,718
Total Japan		462,340
Netherlands — 3.02%
Industrials — 3.02%
Sensata Technologies Holding plc (b)	3,559	180,548

See accompanying notes which are an integral part of these financial statements.	3

Essex Environmental Opportunities Fund
Schedule of Investments (continued)

February 28, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Switzerland — 2.30%
Industrials — 2.30%
SGS SA (a)	54	$137,464
United Kingdom — 1.45%
Consumer Discretionary — 1.45%
Aptiv plc	1,043	86,684
United States — 57.94%
Financials — 2.71%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,594	162,344
Health Care — 1.14%
Calyxt, Inc. (b)	4,245	68,047
Industrials — 34.51%
Acuity Brands, Inc.	780	101,494
Energy Recovery, Inc. (b)	19,697	157,970
Fluence Corp., Ltd. (a) (b)	374,601	95,281
Lindsay Corporation	2,164	200,105
Mueller Water Products, Inc., Class A	14,145	147,674
Raven Industries, Inc.	4,919	196,366
Sunrun, Inc. (b)	17,393	269,765
TPI Composites, Inc. (b)	8,618	260,350
Vivint Solar, Inc. (b)	36,290	189,797
Watts Water Technologies, Inc., Class A	2,803	225,753
Xylem, Inc.	2,932	221,513
		2,066,068
Information Technology — 18.57%
Badger Meter, Inc.	3,180	187,111
Cognex Corporation	3,984	212,746
First Solar, Inc. (b)	2,972	156,179
Iteris, Inc. (b)	30,382	131,250
Itron, Inc. (b)	3,470	183,945
Trimble, Inc. (b)	6,001	240,100
		1,111,331
Materials — 1.01%
Amyris, Inc. (b)	12,788	60,615
Total United States		3,468,405
Total Common Stocks (Cost $5,204,860)		5,540,993

4	See accompanying notes which are an integral part of these financial statements.

Essex Environmental Opportunities Fund
Schedule of Investments (continued)

February 28, 2019 (Unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS — 6.05%
Fidelity Investments Money Market Government Portfolio - Class I, 2.29% (c)	362,301	$362,301
Total Money Market Funds (Cost $362,301)		362,301
Total Investments — 98.62% (Cost $5,567,161)		5,903,294
Other Assets in Excess of Liabilities — 1.38%		82,891
NET ASSETS — 100.00%		$5,986,185

(a)	Level 2 security. Security is traded on a foreign security exchange and is fair valued by an independent pricing service.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of February 28, 2019.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.	5

Essex Environmental Opportunities Fund
Statement of Assets and Liabilities

February 28, 2019 (Unaudited)

Assets
Investments in securities at fair value (cost $5,567,161)	$5,903,294
Receivable for fund shares sold	43,000
Receivable for investments sold	31,323
Dividends receivable	2,694
Receivable from Adviser	12,674
Prepaid expenses	2,985
Total Assets	5,995,970
Liabilities
Payable to Administrator	8,546
Accrued 12b-1 fees - Investor Class	4
Other accrued expenses	1,235
Total Liabilities	9,785
Net Assets	$5,986,185
Net Assets consist of:
Paid-in capital	$5,929,476
Accumulated earnings	56,709
Net Assets	$5,986,185
Institutional Class:
Net Assets: Institutional Class	5,974,790
Shares outstanding (unlimited number of shares authorized, no par value)	593,489
Net asset value ("NAV"), offering and redemption price per share	$10.07
Investor Class:
Net Assets: Investor Class	11,395
Shares outstanding (unlimited number of shares authorized, no par value)	1,136
Net asset value ("NAV"), offering and redemption price per share	$10.03

6	See accompanying notes which are an integral part of these financial statements.

Essex Environmental Opportunities Fund
Statement of Operations

For the six months ended February 28, 2019 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $1,398)	$31,340
Total investment income	31,340
Expenses
Adviser	21,295
Fund accounting	19,786
Registration	13,713
Administration	13,500
Transfer agent	12,000
Audit and tax preparation	9,100
Legal	7,574
Trustee	6,760
Compliance Services	6,000
Custodian	4,184
Report printing	4,165
Insurance	2,117
Pricing	971
12b-1 - Investor Class	16
Miscellaneous	1,008
Total expenses	122,189
Fees waived and expenses reimbursed by Adviser	(91,808)
Net operating expenses	30,381
Net investment income	959
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(197,797)
Net realized gain on foreign currency translations	2
Net change in unrealized depreciation of investment securities	(168,438)
Net realized and change in unrealized loss on investments	(366,233)
Net decrease in net assets resulting from operations	$(365,274)

See accompanying notes which are an integral part of these financial statements.	7

Essex Environmental Opportunities Fund
Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018 (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment gain (loss)	$959	$(20,416)
Net realized loss on investment securities and foreign currency translations	(197,795)	(74,996)
Net change in unrealized appreciation (depreciation) of investment securities	(168,438)	504,571
Net increase (decrease) in net assets resulting from operations	(365,274)	409,159
Capital Transactions - Institutional Class
Proceeds from shares sold	397,151	5,877,716
Proceeds from redemption fees	15	—
Amount paid for shares redeemed	(344,317)	—
Total Institutional Class	52,849	5,877,716
Capital Transactions - Investor Class
Proceeds from shares sold	5,233	16,010
Amount paid for shares redeemed	(9,508)	—
Total Investor Class	(4,275)	16,010
Net increase in net assets resulting from capital transactions	48,574	5,893,726
Total Increase (Decrease) in Net Assets	(316,700)	6,302,885
Net Assets
Beginning of period	6,302,885	—
End of period	$5,986,185	$6,302,885
Share Transactions - Institutional Class
Shares sold	41,600	586,900
Shares redeemed	(35,011)	—
Total Institutional Class	6,589	586,900
Share Transactions - Investor Class
Shares sold	548	1,587
Shares redeemed	(999)	—
Total Investor Class	(451)	1,587
Net increase in shares outstanding	6,138	588,487

(a)	As of August 31, 2018, accumulated net investment loss was $(10,930).

8	See accompanying notes which are an integral part of these financial statements.

Essex Environmental Opportunities Fund - Institutional Class
Financial Highlights

(For a share outstanding during each period)

	For the Period Ended February 28, 2019		For the Year Ended August 31, 2018
Selected Per Share Data
Net asset value, beginning of period	$10.71		$10.00

Investment operations:
Net investment gain (loss)	—	(a)	(0.03)
Net realized and unrealized gain (loss)	(0.64)		0.74
Total from investment operations	(0.64)		0.71

Net asset value, end of period	$10.07		$10.71

Total Return (b)	(5.98	)%(c)	7.10%

Ratios and Supplemental Data
Net assets, end of period (000)	$5,975		$6,286
Ratio of net expenses to average net assets	1.07	%(d)	1.18%
Ratio of expenses to average net assets before waiver and reimbursement	4.30	%(d)	4.69%
Ratio of net investment loss to average net assets	0.03	%(d)	(0.36)%
Portfolio turnover rate (e)	13	%(c)	23%

(a)	Rounds to less than $0.01.
(b)	Total return in the above table represents the rate that a shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See accompanying notes which are an integral part of these financial statements.	9

Essex Environmental Opportunities Fund - Investor Class
Financial Highlights

(For a share outstanding during each period)

	For the Period Ended February 28, 2019		For the Year Ended August 31, 2018
Selected Per Share Data
Net asset value, beginning of period	$10.69		$10.00

Investment operations:
Net investment gain (loss)	—	(a)	(0.03)
Net realized and unrealized gain(loss)	(0.66)		0.72
Total from investment operations	(0.66)		0.69

Net asset value, end of period	$10.03		$10.69

Total Return (b)	(6.17	)%(c)	6.90%

Ratios and Supplemental Data
Net assets, end of period (000)	$11		$17
Ratio of net expenses to average net assets	1.32	%(d)	1.43%
Ratio of gross expenses to average net assets before waiver and reimbursement	4.55	%(d)	4.94%
Ratio of net investment loss to average net assets	(0.15	)%(d)	(0.54)%
Portfolio turnover rate (e)	13	%(c)	23%

(a)	Rounds to less than $0.01.
(b)	Total return in the above table represents the rate that a shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

10	See accompanying notes which are an integral part of these financial statements.

Essex Environmental Opportunities Fund
Notes to the Financial Statements

February 28, 2019 (Unaudited)

NOTE 1. ORGANIZATION

Essex Environmental Opportunities Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on August 7, 2017. The Trust is an open end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on September 1, 2017. The investment adviser to the Fund is Essex Investment Management Company, LLC (the “Adviser”). The investment objective of the Fund is long-term capital appreciation.

The Fund currently offers two classes of shares, Institutional Class and Investor Class. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund with each other share of that class and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

11

Essex Environmental Opportunities Fund
Notes to the Financial Statements (continued)

February 28, 2019 (Unaudited)

As of and during the six months ended February 28, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets in relation to the relative net assets of the Fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

12

Essex Environmental Opportunities Fund
Notes to the Financial Statements (continued)

February 28, 2019 (Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

13

Essex Environmental Opportunities Fund
Notes to the Financial Statements (continued)

February 28, 2019 (Unaudited)

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2019:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$4,100,384	$1,440,609	$—	$5,540,993
Money Market Funds	362,301	—	—	362,301
Total	$4,462,685	$1,440,609	$—	$5,903,294

(a)	Refer to Schedule of Investments for sector and country classifications.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended February 28, 2019, the Adviser earned a fee of $21,295 from the Fund before the waiver and reimbursement described below.

The Adviser has contractually agreed to waive its management fee and/or to reimburse certain operating expenses, but only to the extent necessary so that the Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers

14

Essex Environmental Opportunities Fund
Notes to the Financial Statements (continued)

February 28, 2019 (Unaudited)

and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.99% of the average daily net assets of the Fund. Prior to November 13, 2018, the expense cap was 1.18%. The contractual agreement is in place through December 31, 2021. For the six months ended February 28, 2019, the Adviser waived fees and reimbursed expenses in the amount of $91,808 for the Fund. At February 28, 2019, the Adviser owed the Fund $12,674.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of February 28, 2019, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount of $293,381, pursuant to the aforementioned conditions, from the Fund no later than February 28, 2022.

Ultimus Fund Solutions, LLC (the “Administrator”) provides the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended February 28, 2019, the Administrator earned fees of $13,500 for administration services, $19,786 for fund accounting services, $12,000 for transfer agent services, and $6,000 for compliance services. At February 28, 2019, the Fund owed the Administrator $8,546 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. All of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Trustee of the Trust receives annual compensation of $2,070 per Fund from the Trust, except that the Independent Chairman of the Board, the Chairman of the Audit & Governance Committee and the Chairman of the Pricing, Valuation & Liquidity Committee each receives annual compensation of $2,520 per Fund from the Trust. Prior to January 1, 2019, these fees were $1,850 and $2,300 for non-chairmen and chairmen, respectively. Trustees also receive $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

Certain officers of the Trust are employees of the Administrator or Ultimus Fund Distributors, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly-owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an officer or employee of the Administrator or the Distributor, are not paid by the Trust for services to the Funds.

The Trust, with respect to the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”). Under the Plan, the Fund will pay the Distributor, the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Investor Class shares in connection with the promotion and distribution of the Fund’s Investor Class shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to

15

Essex Environmental Opportunities Fund
Notes to the Financial Statements (continued)

February 28, 2019 (Unaudited)

underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. For the six months ended February 28, 2019, Investor Class shares’ 12b-1 Expenses incurred by the Fund were $16. The Fund owed $4 for Investor Class 12b-1 Expenses as of February 28, 2019.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2019, purchases and sales of investment securities, other than short-term investments, were $793,843 and $733,347, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended February 28, 2019.

NOTE 6. FEDERAL TAX INFORMATION

As of February 28, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$708,702
Gross unrealized depreciation	(372,813)
Net unrealized appreciation on investments	$335,889
Tax cost of investments	$5,567,405

At August 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Accumulated capital and other losses	$(82,344)
Unrealized appreciation	504,327
Total accumulated earnings	$421,983

As of August 31, 2018, the Fund had short-term capital loss carryforwards in the amount of $2,804, which do not expire and may be utilized in future years to offset net realized capital gains.

Certain capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the Fund’s following taxable year. For the tax period ended August 31, 2018, the Fund deferred post-October capital losses in the amount of $68,610 and qualified late year ordinary losses in the amount of $10,930.

16

Essex Environmental Opportunities Fund
Notes to the Financial Statements (continued)

February 28, 2019 (Unaudited)

NOTE 7. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 8. RECENT ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of FASB ASC Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods, although early adoption is permitted. Management has evaluated the implications of certain provisions of ASU 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since February 28, 2019, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

17

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2018 through February 28, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period(a)	Annualized Expense Ratio
Essex Environmental Opportunities Fund – Institutional Class
Actual	$1,000.00	$940.20	$5.15	1.07%
Hypothetical(b)	$1,000.00	$1,019.49	$5.36	1.07%
Essex Environmental Opportunities Fund – Investor Class
Actual	$1,000.00	$938.30	$6.39	1.32%
Hypothetical(b)	$1,000.00	$1,018.20	$6.66	1.32%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Hypothetical assumes 5% annual return before expenses.

18

Other Information (Unaudited)

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at 1-800-700-9929 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at 1-800-700-9929 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Essex Investment Management Company, LLC

125 High Street, 18th Floor

Boston, MA 02110

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

19

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Privacy Policy

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

● Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

● Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Tactical Multi-Purpose Fund

Semi-Annual Report

February 28, 2019
(Unaudited)

Fund Adviser:

Fisher Asset Management, LLC

5525 NW Fisher Creek Drive
Camas, Washington 98607
1-800-550-1071

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from the financial intermediary that services your shareholder account. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may be eligible to elect to receive shareholder reports and other communications from the Fund or the financial intermediary that services your shareholder account electronically. If you would like to sign up for electronic delivery of shareholder communications, please contact the Fund or your financial intermediary for instructions.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling Shareholder Services at (800) 550-1071. If you hold your account with a financial intermediary, you will need to contact that intermediary or follow instructions included with this document to continue receiving paper copies of shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Tactical Multi-Purpose Fund
Investment Results (Unaudited)

Average Annual Total Returns(a) (for the periods ended February 28, 2019)
	Six Months	One Year	Since Inception (3/30/17)
Tactical Multi-Purpose Fund	0.00%	(0.20)%	(0.37)%
ICE BofA ML 3-Month U.S. Treasury Bill Index (b)	1.10%	2.04%	1.57%

Total annual operating expenses, as disclosed in the Tactical Multi-Purpose Fund (the “Fund”) prospectus dated December 29, 2018, were 534.46% of average daily net assets (1.00% after fee waivers/expense reimbursements). Fisher Asset Management, LLC (the “Adviser”) is contractually obligated to limit the Fund’s total annual operating expenses to 1.00% of the Fund’s average daily net assets through December 31, 2025 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable to financial intermediaries; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers, and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board of Trustees. Each expense payment by the Adviser (but not management fee waver) is subject to recoupment by the Adviser from the Fund in the three years following the date the particular expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the expense payment and any expense limitation in effect at the time of the recoupment.

Tactical Multi-Purpose Fund
Investment Results (Unaudited) - continued

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-800-550-1071.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(b)	The ICE BofA ML 3-Month U.S. Treasury Bill Index (the “Index”) is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index. However, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The Fund’s prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Tactical Multi-Purpose Fund
Fund Holdings (Unaudited)

(a)	As a percentage of net assets.

The investment objective of the Fund is to seek positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets.

AVAILABILITY OF PORTFOLIO SCHEDULE (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year within sixty days after the end of the period. The Fund’s portfolio holdings are available on the SEC’s website at http://www.sec.gov.

Tactical Multi-Purpose Fund
Schedule of Investments
February 28, 2019 (Unaudited)

U.S. TREASURY OBLIGATIONS — 40.06%	Principal Amount	Fair Value
U.S. Treasury Bill, 2.48%, 05/16/2019 (a)	$10,000	$9,950

Total U.S. Treasury Obligations (Cost $9,948)		9,950

Total Investments — 40.06% (Cost $9,948)		9,950

Other Assets in Excess of Liabilities — 59.94%		14,889

NET ASSETS — 100.00%		$24,839

(a)	Discount security. Rate shown is the effective yield at time of purchase.

See accompanying notes which are an integral part of the financial statements.

Tactical Multi-Purpose Fund
Statement of Assets and Liabilities
February 28, 2019 (Unaudited)

Assets
Investments in securities at fair value (cost $9,948)	$9,950
Cash and cash equivalents	6,476
Interest receivable	6
Receivable from Adviser	11,143
Prepaid expenses	4,555
Total Assets	32,130

Liabilities
Payable to Administrator	5,516
Other accrued expenses	1,775
Total Liabilities	7,291
Net Assets	$24,839

Net Assets consist of:
Paid-in capital	24,918
Accumulated deficit	(79)
Net Assets	$24,839

Shares outstanding (unlimited number of shares authorized, no par value)	2,501

Net asset value ("NAV"), offering and redemption price per share	$9.93

See accompanying notes which are an integral part of the financial statements.

Tactical Multi-Purpose Fund
Statement of Operations
For the six months ended February 28, 2019 (Unaudited)

Investment Income
Interest income	$116
Total investment income	116

Expenses
Fund accounting	11,159
Administration	11,157
Legal	9,867
Trustee	6,014
Transfer agent	5,951
Chief Compliance Officer	5,951
Audit and tax	5,547
Report printing	2,594
Custodian	2,480
Registration	176
Adviser	31
Miscellaneous	11,455
Total expenses	72,382
Fees waived and expenses reimbursed by Adviser	(71,951)
Fees waived by Administrator	(308)
Net operating expenses	123
Net investment loss	(7)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net change in unrealized appreciation of investment securities	2
Net decrease in net assets resulting from operations	$(5)

See accompanying notes which are an integral part of the financial statements.

Tactical Multi-Purpose Fund
Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018 (a)
Decrease in Net Assets due to:
Operations
Net investment loss	$(7)	$(114)
Net change in unrealized appreciation of investment securities	2	—
Net decrease in net assets resulting from operations	(5)	(114)

Total Decrease in Net Assets	(5)	(114)

Net Assets
Beginning of period	24,844	24,958
End of period	$24,839	$24,844

(a)	As of August 31, 2018, accumulated net investment loss was $(74).

See accompanying notes which are an integral part of the financial statements.

Tactical Multi-Purpose Fund
Financial Highlights
(For a share outstanding during each period)

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Year Ended August 31, 2018	For the Period Ended August 31, 2017 (a)
Selected Per Share Data
Net asset value, beginning of period	$9.93		$9.98	$10.00

Income from investment operations:
Net investment loss	—	(b)	(0.05)	(0.02)
Total from investment operations	—	(b)	(0.05)	(0.02)

Net asset value, end of period	$9.93		$9.93	$9.98

Total Return(c)	0.00	%(d)	(0.50)%	(0.20	)%(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$25		$25	$25
Ratio of net expenses to average net assets	1.00	%(e)	1.00%	1.00	%(e)
Ratio of gross expenses to average net assets before waiver and reimbursement	587.66	%(e)	534.46%	558.98	%(e)
Ratio of net investment loss to average net assets	(0.06	)%(e)	(0.46)%	(0.49	)%(e)
Portfolio turnover rate	0	%(d)	0%	0	%(d)

(a)	For the period March 30, 2017 (commencement of operations) to August 31, 2017.

(b)	Rounds to less than $0.005.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of the financial statements.

Tactical Multi-Purpose Fund
Notes to the Financial Statements
February 28, 2019 (Unaudited)

NOTE 1. ORGANIZATION

Tactical Multi-Purpose Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on November 14, 2016. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on March 30, 2017. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Fund is to seek positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 4.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

Tactical Multi-Purpose Fund
Notes to the Financial Statements - continued

As of and during the six months ended February 28, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determines to be fair and equitable.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

NOTE 3. NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual security in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

NOTE 4. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Tactical Multi-Purpose Fund
Notes to the Financial Statements - continued

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Debt securities, including U.S. Treasury obligations, are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Tactical Multi-Purpose Fund
Notes to the Financial Statements - continued

Equity securities, including common stocks, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing agent of the funds as reported by the underlying investment companies. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of February 28, 2019:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$9,950	$—	$9,950
Total	$—	$9,950	$—	$9,950

Tactical Multi-Purpose Fund
Notes to the Financial Statements - continued

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”) with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended February 28, 2019, the Adviser earned a fee of $31 from the Fund before the waiver and reimbursement described below.

The Adviser is contractually obligated to limit the Fund’s total annual operating expenses to 1.00% of the Fund’s average daily net assets through December 31, 2025 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable to financial intermediaries; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Each expense reimbursement (but not management fee waiver) is subject to repayment by the Fund, to the Adviser, within three years following the date the particular expense occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that was in effect at the time of the reimbursement and at the time of the expense payment and any expense limitation in effect at the time of the recoupment. As of February 28, 2019, the Adviser may seek repayment of expense reimbursements in the amount of $261,968 from the Fund no later than February 28, 2022.

Ultimus Fund Solutions, LLC (the “Administrator”) provides the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended February 28, 2019, the Administrator earned fees of $11,157 for administration services, $11,159 for fund accounting services, $5,951 for transfer agent services and $5,951 for compliance services. At February 28, 2019, the Fund owed the Administrator $5,516 for such services.

During the six months ended February 28, 2019, the Administrator contractually agreed to waive $308 of the overall fees for the Fund. The Administrator has agreed to waive fees to the extent necessary that the Fund’s total annual operating expenses (excluding taxes, borrowing costs such as interest and dividend expenses on securities sold short, brokerage commissions, acquired fund fees and expenses, shareholder servicing fees paid to financial

Tactical Multi-Purpose Fund
Notes to the Financial Statements - continued

intermediaries, extraordinary expenses and expenses outside the normal course of business) do not exceed $150,000 annually or $12,500 per month. The waiver will be suspended and forfeited in any month that the Adviser is not the sole shareholder of the Fund.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. All of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Trustee of the Trust receives annual compensation of $2,070 per Fund from the Trust, except that the Independent Chairman of the Board, the Chairman of the Audit & Governance Committee and the Chairman of the Pricing, Valuation & Liquidity Committee each receives annual compensation of $2,520 per Fund from the Trust. Prior to January 1, 2019, these fees were $1,850 and $2,300 for non-chairmen and chairmen, respectively. Trustees also receive $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

Certain officers of the Trust are employees of the Administrator or Ultimus Fund Distributors, LLC (the “Distributor”). The Distributor, a wholly owned subsidiary of the Administrator, acts as the principal distributor of the Fund’s shares. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers are not paid by the Trust for services to the Fund.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2019, there were no purchases or sales of investment securities, other than short-term investments.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2019, the Adviser owned 99.96% of the Fund. As a result, the Adviser may be deemed to control the Fund.

NOTE 8. FEDERAL TAX INFORMATION

As of February 28, 2019, the gross appreciation and depreciation of investments and aggregate cost of securities for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$9,948
Gross unrealized appreciation	$2
Gross unrealized depreciation	—
Net unrealized appreciation on investments	$2

Tactical Multi-Purpose Fund
Notes to the Financial Statements - continued

Certain capital and qualified late year losses incurred after October 31, and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the fiscal year ended August 31, 2018, the Fund deferred Qualified Late Year Ordinary Losses in the amount of $73.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10. RECENT ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, “Disclosure Framework Changes to the Disclosure Requirements for Fair Value Measurement”, which changes the fair value measurement disclosure requirements of FASB ASC Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods, although early adoption is permitted. Management has evaluated the implications of certain provisions of ASU 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures.

NOTE 11. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since February 28, 2019 that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Tactical Multi-Purpose Fund Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from September 1, 2018 to February 28, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period (a)	Annualized Expense Ratio
Actual	$1,000.00	$1,000.00	$4.96	1.00%
Hypothetical (b)	$1,000.00	$1,019.84	$5.01	1.00%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Assumes a 5% return before expenses.

Tactical Multi-Purpose Fund Management Agreement Renewal (Unaudited)

The Tactical Multi-Purpose Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Fund and, as required by law, has considered the approval of the continuance of the Fund’s management agreement with its investment adviser, Fisher Asset Management, LLC (“Fisher”).

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the continuance of the management agreement.

The Trustees held a teleconference on February 14, 2019 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and Fisher. At the Trustees’ quarterly meeting held in February 2019, a sub-committee of the Board interviewed certain executives of Fisher, including Fisher’s Group Vice President-Investment Solutions and its Vice President of Portfolio Engineering. The Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Fisher (the “Independent Trustees”), approved the continuance of the management agreement between the Trust and Fisher for an additional year. The Trustees’ approval of the continuance of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)    The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher provides to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Fisher’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Fisher who provide services to the Fund. The Trustees concluded that they were satisfied with the nature, extent, and quality of investment management services provided by Fisher to the Fund.

(ii)    Fund Performance. The Trustees next noted that Fisher had not deployed the strategy and that therefore the Fund did not have performance to report. The Trustees concluded that Fisher has the ability to manage the Fund successfully from a performance standpoint.

Tactical Multi-Purpose Fund Management Agreement Renewal (Unaudited) - continued

(iii)    Fee Rate and Profitability. The Trustees noted that Fisher is waiving its management fee and that it has contractually agreed to reimburse expenses of the Fund to the extent they exceed 1.00% annually through December 31, 2025. The Trustees noted that the Fund is not profitable to Fisher.

(iv)    Economies of Scale. The Trustees also considered the extent to which Fisher will realize economies of scale if Fisher deploys the Fund’s strategy. The Trustees determined that, so long as Fisher continues to waive its management fee, it does not appear that Fisher will realize benefits from economies of scale in managing the Fund to such an extent that the management fees for the Funds should be reduced or that breakpoints in the advisory fee should be implemented at this time.

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Other Information

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request. You may call toll-free at (800) 550-1071 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (800) 550-1071 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Kenneth G.Y. Grant, Chairman
Daniel J. Condon
Gary E. Hippenstiel
Nancy V. Kelly
Stephen A. Little
Ronald C. Tritschler

OFFICERS
David R. Carson, President
Zachary P. Richmond, Treasurer and Chief Financial Officer
Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER
Fisher Asset Management, LLC
5525 NW Fisher Creek Drive
Camas, WA 98607

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

CUSTODIAN
MUFG Union Bank N.A.
350 California Street, Suite 2018
San Francisco, CA 94104

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC
Member FINRA/SIPC

Tactical Multi-Purpose Fund Privacy Policy

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

●	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

●	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	4/22/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	4/22/2019

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	4/22/2019